Note 9 - Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities Disclosure [Text Block]
(9)	Variable Interest Entities

Historically, PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, the Group had conducted its business in China through contractual arrangements.

In recent years, some rules and regulations governing the insurance intermediary sector in China have begun to encourage foreign investment. The Group has commenced a restructuring which has resulted in obtaining controlling equity ownership in a majority of its affiliated insurance intermediary companies. However, there remains uncertainty regarding the interpretation and implementation of the relevant regulations and the timing of the restructuring process. In addition, restrictions by PRC laws and regulations on foreign investments in and ownership of internet businesses still exists and the Group is still in the process to complete its restructuring plan. Therefore, the Group still conducts part of its operations in China through contractual arrangements among its PRC subsidiaries and consolidated affiliated entities, Sichuan Yihe Investment Co., Ltd. ("Yihe Investment") and Shenzhen Xinbao Investment Management Co., Ltd. ("Xinbao Investment") (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst CNinsure Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. ("Xinlian Information"), CNinsure Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. ("Zhonglian Enterprise"), Litian Zhuoyue Software (Beijing) Co., Ltd ("Litian") and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. ("Ying Si Kang Information"), which are PRC subsidiaries of the Company, and the Two PRC Affiliated Entities and their direct equity holders, refer to as the "VIE arrangements".

Agreements that provide the Group effective control over the Two PRC Affiliated Entities

Loan Agreements

Each of the equity holders of Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Yihe Investment. The term of the loan agreement is ten years and may be extended upon written agreement of the parties, but it is not extended automatically. In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreements contain a number of covenants that restrict the actions the individual shareholder can take or cause Yihe Investment to take specific actions.

Each of the individual shareholders of Xinbao Investment entered into a loan agreement with the Group’s subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. The terms of the loan agreement are substantially similar to those in the loan agreements of Yihe Investment described above.

Equity Pledge Agreements

Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; and (2) Xinbao Investment, Ying Si Kang Information and the equity holders of Xinbao Investment, the equity holders of the Two PRC Affiliated Entities have pledged their equity interests in the Two PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information to secure their obligations under the loan agreements between (1) Yihe Investment and  Xinlian Information; and (2) Xinbao Investment and Ying Si Kang Information. During the term of the equity pledge agreements, Xinlian Information and Ying Si Kang Information are entitled to all the dividends declared on the pledged equity interests. The equity pledge agreements will expire when the individual shareholder fully performed his obligations under the loan agreements.

Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Two PRC Affiliated Entities each executed a power of attorney, appointing a person designated by Xinlian Information or Ying Si Kang Information as their attorney-in-fact to vote on their behalf on all matters of the Two PRC Affiliated Entities requiring equity holder approval. If Xinlian Information or Ying Si Kang Information designates the individual shareholders of the Two PRC Affiliated Entities to attend a shareholder’s meeting of the Two PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information.

The Articles of Association of the Two PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the power of attorney arrangement, Xinlian Information and Ying Si Kang Information have the ability to exercise effective control over the Two PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Two PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information.

Agreements that provide the Group the option to purchase the equity interests in the Two PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information may purchase the entire equity interests in, or all the assets of the Two PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contributions to the Two PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise and Litian

IT platform related service and, consulting service agreements

Pursuant to IT platform service, and consulting service agreements entered into between the Group’s PRC subsidiaries Litian, Xilian Information and Zhonglian Enterprise (collectively referred as the "Three Service Providers") and most of the insurance intermediary subsidiaries of the Two PRC Affiliated Entities, the Three Service Providers agreed to grant rights to use the "CNinsure" brand and provide consulting and training services related to finance, taxation, IT platform and internal control compliance to most of the insurance intermediaries of the Two PRC Affiliated Entities in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary. Each of these agreements has an initial term of one year from the signing date, which will be automatically renewed for one-year terms unless the Three Service Providers decides not to renew the agreement. Each agreement may be terminated by the insurance intermediary companies only upon gross negligence, fraud, other illegal conduct or bankruptcy, or by the Three Service Providers with 30 days’ notice.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries, and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

In addition to the above agreements, which allow the Group to exercise effective control, have an exclusive option to purchase all or part of the equity interests and receive a substantial portion of the economic benefits from the Two PRC Affiliated Entities and their subsidiaries, the Group have also entered into similar contractual arrangements with the non-controlling interest shareholders of Guangdong Meidiya Investment Co., Ltd. ("Meidiya Investments").As a result of these contractual arrangements, the Company has the right to exercise control over, purchase and receive the economic benefits from all of the equity interests in Mediya Investments that it currently does not hold.

Risks in relation to VIE Arrangement

The Company believes that the contractual arrangements with PRC Affiliated Entities and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoking the business and operating licenses of the Group's PRC subsidiaries and VIEs;

•	restricting or prohibiting any related-party transactions among the Group's PRC subsidiaries and VIEs;

•	imposing fines or other requirements with which the Group may not be able to comply;

•	requiring the Group to restructure the relevant ownership structure or operations; or

•	restricting or prohibiting the Group from providing additional funding for its business and operations in China.

  The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions.  As a result, the Company may not be able to consolidate the VIEs and their subsidiaries in its financial statements as it may lose the ability to exert effective control over the VIEs and their subsidiaries and its shareholders, and it may lose the ability to receive economic benefits from the VIEs and their subsidiaries.

The interests of the shareholders of the PRC Affiliated Entities may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the PRC Affiliated Entities not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the PRC Affiliated Entities will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of PRC Affiliated Entities may encounter in their capacity as beneficial owners and directors of PRC Affiliated Entities, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of PRC Affiliated Entities will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of PRC Affiliated Entities should they act to the detriment of the Company. The Company relies on certain current shareholders of PRC Affiliated Entities, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of PRC Affiliated Entities, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs are principally engaged in the provision of insurance brokerage, agency and claims adjusting services in the PRC.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.  Please refer to Note 21 for disclosure of restricted net assets.

The financial information of the Company’s VIEs and VIEs' subsidiaries as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013, before adjustments for intercompany eliminations, is as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Total assets	185,235	114,232
Total liabilities	169,077	110,133

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net Revenues	1,394,032	374,529	125,961
Net loss	(245,060)	(4,755)	(3,767)
Net cash generated from (used in) operating activities	73,425	(34,601)	(13,500)
Net cash (used in) generated from investing activities	(80,473)	81,593	12,041
Net cash used in financing activities	(105,903)	(38,305)	—

In order to simplify the Group’s corporate structure to enable more effective control over the PRC affiliated subsidiaries, the Group commenced a corporate restructuring onshore and offshore in October 2011.

In August 2011, CISG Holdings Ltd. ("CISG Holdings"), a wholly-owned subsidiary of the Company, acquired Minkfair Insurance Management Limited ("Minkfair"), a Hong Kong incorporated company whose principal business is insurance distribution in Hong Kong, for a total consideration of HK$1,200. Subsequently, CNinsure Holdings Ltd. ("CNinsure Holdings"), a wholly-owned subsidiary of CISG Holdings, issued 1,000 of its shares with par value of US$0.001 to Minkfair.  At the same time, CNinsure Holdings repurchased from CISG Holdings one issued and fully paid ordinary share of par value US$0.001 of CISG Holdings for a total consideration of US$0.001. As a result of these transactions, Minkfair directly owns 100% of the equity interests in CNinsure Holdings.

In February 2012, CNinsure Insurance Sales Service Group Company Limited ("CNinsure Group Company", formerly known as Shenzhen Fanhua Nanfeng Investment Holding Co., Ltd.), subscribed for a share capital of RMB52,500 in Meidiya. As a result, CNinsure Group Company’s shareholdings in Meidiya increased from 20% to 90%, and the equity holders' shareholdings in Meidiya decreased to 10%.

In October 2012, the Group obtained license approval from the CIRC to establish CNinsure Group Company as an insurance sales service group company.

Ying Si Kang Information withdrew all its capital contribution at cost of RMB2,000 in Xinbao Investment in December2012. After the transaction, the two nominee equity shareholders collectively hold 100% equity interests in Xinbao Investment.

On various dates since May 2012, Meidiya and Yihe Investment transferred their equity interests in five of the Group’s affiliated subsidiaries, including CNinsure Lianxing Insurance Sales Co., Ltd. ("CNinsure Lianxing") and CNinsure Times Insurance Sales & Service Co., Ltd., (or CNinsure Times, formerly known as Guangzhou Fanhua Insurance Agency Co., Ltd.) to CNinsure Group Company, Meidiya and Yihe have also transferred their equity interests in 19 of our affiliated entities to CNinsure Lianxing and CNinsure Times.

On July 1, 2013, Xinbao Investment transferred its equity interests in six of the Group’s affiliated subsidiaries to CNinsure Times.

As a result of these equity transfers, the Group, through CNinsure Group Company, has controlling equity interest in 41 subsidiaries, while through contractual arrangements with Yihe Investment and Xinbao Investment, it controls the remaining seven VIEs as of December 31, 2013.